As filed with the Securities and Exchange Commission on May 2, 2019

1933 Act Registration No. 333-125751

1940 Act Registration No. 811-21774

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	[ ]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 109	[X]
and/or
Registration Statement Under the Investment Company Act of 1940	[ ]
Amendment No. 109	[X]

First Trust Exchange-Traded Fund

(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400

Wheaton, Illinois 60187

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 621-1675

W. Scott Jardine, Esq., Secretary

First Trust Exchange-Traded Fund

First Trust Advisors L.P.

120 East Liberty Drive, Suite 400

Wheaton, Illinois 60187

(Name and Address of Agent for Service)

Copy to:

Eric F. Fess, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b)

[   ] on __________ pursuant to paragraph (b)

[   ] 60 days after filing pursuant to paragraph (a)(1)

[   ] on (date) pursuant to paragraph (a)(1)

[   ] 75 days after filing pursuant to paragraph (a)(2)

[   ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Registration Statement relates to First Trust Capital Strength ETF, First Trust Dow Jones Internet Index Fund, First Trust Dow Jones Select MicroCap Index Fund, First Trust Chindia ETF, First Trust Natural Gas ETF, First Trust Water ETF, First Trust Morningstar Dividend Leaders Index Fund, First Trust NASDAQ-100 Equal Weighted Index Fund, First Trust NASDAQ-100 Ex-Technology Sector Index Fund, First Trust NASDAQ-100-Technology Sector Index Fund, First Trust NASDAQ® ABA Community Bank Index Fund, First Trust NASDAQ® Clean Edge®  Green Energy Index Fund, First Trust NYSE Arca Biotechnology Index Fund, First Trust S&P REIT Index Fund, First Trust US Equity Opportunities ETF, First Trust Value Line®  100 Exchange-Traded Fund, First Trust Value Line®  Dividend Index Fund, First Trust Dorsey Wright People’s Portfolio ETF, First Trust Dow 30 Equal Weight ETF, First Trust Lunt U.S. Factor Rotation ETF and First Trust Total US Market AlphaDEX® ETF, each a series of the Registrant.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Wheaton, and State of Illinois, on the 2nd day of May, 2019.

First Trust Exchange-Traded Fund
By:	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer

 Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ James M. Dykas	President and Chief Executive Officer	May 2, 2019
James M. Dykas
/s/ Donald P. Swade	Treasurer, Chief Financial Officer and Chief Accounting Officer	May 2, 2019
Donald P. Swade
James A. Bowen*	) Trustee )
)
Richard E. Erickson*	) Trustee )
)
Thomas R. Kadlec*	) Trustee )
	) By:	/s/ W. Scott Jardine
Robert F. Keith*	) Trustee )	W. Scott Jardine Attorney-In-Fact
	)	May 2, 2019
Niel B. Nielson *	) Trustee )
)

*	Original powers of attorney authorizing James A. Bowen, W. Scott Jardine, James M. Dykas, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.

Index to Exhibits

(101)	Risk/return summary in interactive data format